Other Income, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income, Net
Amortized discounts related to liability for exclusive rights			$ (52,922)
Unrealized gain on marketable securities	$ 180,112
Foreign exchange gain	64,650	$ 156,641	88,721
Others	374,988	133,398
Total	$ 619,750	$ 290,039	$ 35,799